UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Mountain Pacific Investment Advisers, Inc.
Address:	877 Main St.  Suite 704
		Boise, ID  83702

Form 13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rod MacKinnon
Title:	Secretary/Treasurer
Phone:	208-336-1422
Signature, Place, and Date of Signing:

	Rod MacKinnon	Boise, Idaho	August 15, 2001

Report Type (Check only one.)

[x]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ] 	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	73
Form 13F Information Table Value Total:	$335,839

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     3119 64975.00 SH       SOLE                 64975.00
Acxiom Corp                    COM              005125109     1925 147050.00SH       SOLE                147050.00
Affiliated Computer Services I COM              008190100    11250 156450.00SH       SOLE                156450.00
Albertson's Inc                COM              013104104      321 10716.00 SH       SOLE                 10716.00
AmSouth Bancorporation         COM              032165102     1940 104941.00SH       SOLE                104941.00
American Home Products         COM              026609107      978 16650.00 SH       SOLE                 16650.00
AptarGroup Inc                 COM              038336103    10741 331200.00SH       SOLE                331200.00
Arrow Electronics, Inc         COM              042735100     3062 126050.00SH       SOLE                126050.00
BISYS Group Inc                COM              055472104     9605 162800.00SH       SOLE                162800.00
BJ's Wholesale Club, Inc       COM              15548J106     6354 119300.00SH       SOLE                119300.00
Baldor Electric                COM              057741100     6221 291123.00SH       SOLE                291123.00
Bank of America Corp           COM              06605F102      201  3343.00 SH       SOLE                  3343.00
Beckman Coulter Inc            COM              075811109     4300 105400.00SH       SOLE                105400.00
Biomet, Inc                    COM              090613100     7166 149100.00SH       SOLE                149100.00
Bristol-Myers Squibb Co        COM              110122108      282  5400.00 SH       SOLE                  5400.00
C R Bard                       COM              067383109     6643 116650.00SH       SOLE                116650.00
Charter One Financial          COM              160903100     3810 119425.00SH       SOLE                119425.00
Cintas Corp                    COM              172908105     5204 112525.00SH       SOLE                112525.00
Comcast Corp Cl A SPL          COM              200300200      304  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109     3811 143800.00SH       SOLE                143800.00
Conmed Corp                    COM              207410101     2246 86200.00 SH       SOLE                 86200.00
Costco Wholesale Corp          COM              22160K105      433 10550.00 SH       SOLE                 10550.00
Danaher Corp                   COM              235851102    14927 266550.00SH       SOLE                266550.00
Donaldson Co                   COM              257651109    10582 339700.00SH       SOLE                339700.00
Dyersburg Corp                 COM              267575108        0 10000.00 SH       SOLE                 10000.00
Electronic Data Systems Corp   COM              285661104     1716 27450.00 SH       SOLE                 27450.00
Entercom Communications Corp   COM              293639100     1608 30000.00 SH       SOLE                 30000.00
Equifax Inc                    COM              294429105     9793 266975.00SH       SOLE                266975.00
Expeditors International       COM              302130109      600 10000.00 SH       SOLE                 10000.00
Exxon Mobil Corp               COM              30231G102     1526 17468.00 SH       SOLE                 17468.00
FIserv Inc                     COM              337738108    20720 323859.00SH       SOLE                323859.00
Fifth Third Bancorp            COM              316773100     2387 39743.00 SH       SOLE                 39743.00
First Data Corp                COM              319963104    17285 268602.00SH       SOLE                268602.00
G&K Services, Inc              COM              361268105      968 36000.00 SH       SOLE                 36000.00
General Electric Co            COM              369604103      333  6841.00 SH       SOLE                  6841.00
Health Management Associates I COM              421933102     2525 120000.00SH       SOLE                120000.00
Hewlett-Packard Co             COM              428236103      220  7700.00 SH       SOLE                  7700.00
Idex Corp                      COM              45167R104     9535 280449.00SH       SOLE                280449.00
Intel Corp                     COM              458140100      219  7500.00 SH       SOLE                  7500.00
International Business Machine COM              459200101     1273 11265.00 SH       SOLE                 11265.00
Johnson & Johnson              COM              478160104     3325 66500.00 SH       SOLE                 66500.00
Jones Apparel Group Inc        COM              480074103     1296 30000.00 SH       SOLE                 30000.00
Keane Inc                      COM              486665102     3467 157600.00SH       SOLE                157600.00
Kroger Co                      COM              501044101     1666 66625.00 SH       SOLE                 66625.00
Littelfuse Inc                 COM              537008104     1339 50000.00 SH       SOLE                 50000.00
Merck & Co                     COM              589331107     1920 30050.00 SH       SOLE                 30050.00
National City Corp             COM              635405103     9192 298650.00SH       SOLE                298650.00
National Commerce Financial Co COM              63545P104      597 24500.00 SH       SOLE                 24500.00
North Fork Bancorp             COM              659424105    13790 444825.00SH       SOLE                444825.00
Pactiv Corp                    COM              695257105      670 50000.00 SH       SOLE                 50000.00
Patterson Dental Company       COM              703412106     1841 55800.00 SH       SOLE                 55800.00
Pfizer Inc                     COM              717081103     2432 60720.00 SH       SOLE                 60720.00
Pinnacle West Capital Corp     COM              723484101     3124 65900.00 SH       SOLE                 65900.00
Quest Diagnostics Inc          COM              74834L100     4147 55400.00 SH       SOLE                 55400.00
Robert Half International Inc  COM              770323103     4315 173350.00SH       SOLE                173350.00
Royal Dutch Petroleum Co       COM              780257804      270  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100    10321 277075.00SH       SOLE                277075.00
Stewart & Stevenson Services,  COM              860342104      825 25000.00 SH       SOLE                 25000.00
Teleflex Inc                   COM              879369106    14173 322113.00SH       SOLE                322113.00
Tyco International             COM              902124106    23417 429600.00SH       SOLE                429600.00
U.S. Bancorp                   COM              902973304    14153 621025.00SH       SOLE                621025.00
UTI Worldwide Inc              COM              G87210103      820 51500.00 SH       SOLE                 51500.00
Universal Health Services      COM              913903100     9555 210000.00SH       SOLE                210000.00
Viacom Inc Cl B                COM              925524308     1285 24831.00 SH       SOLE                 24831.00
Viad Corp                      COM              92552R109     2820 106800.00SH       SOLE                106800.00
Waters Corp                    COM              941848103     2173 78700.00 SH       SOLE                 78700.00
Wells Fargo & Company          COM              949746101      221  4757.00 SH       SOLE                  4757.00
Westamerica Bancorp            COM              957090103     2218 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     2737 101000.00SH       SOLE                101000.00
Zions Utah Bancorp             COM              989701107    10890 184570.00SH       SOLE                184570.00
Franklin Templeton, Oregon Tax COM              354723785      203 17784.3480SH      SOLE               17784.3480
Lord Abbett Affiliated Fund Cl COM              544001100      390 26077.7040SH      SOLE               26077.7040
Putnam Tax Exempt Income Fund  COM              746870104      114 13025.0500SH      SOLE               13025.0500
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